S000001151 [Member] Expense Example - TCW METWEST ULTRA SHORT BOND FUND	Mar. 31, 2025 USD ($)
CLASS I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 35
Expense Example, with Redemption, 3 Years	231
Expense Example, with Redemption, 5 Years	444
Expense Example, with Redemption, 10 Years	1,056
CLASS M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	51
Expense Example, with Redemption, 3 Years	281
Expense Example, with Redemption, 5 Years	530
Expense Example, with Redemption, 10 Years	$ 1,244